Inventory	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory
Inventory

Note F — Inventory

The inventory balances of $477 thousand as of June 30, 2021 and $330 thousand as of December 31, 2020 related to raw materials. The Company did not have inventory reserves as of June 30, 2021 or December 31, 2020.

Note F – Inventory

The inventory balance of $330 thousand as of December 31, 2020 (Successor) related to raw materials; there was no inventory balance as of December 31, 2019 (Predecessor). The Company did not have inventory reserves as of December 31, 2020 (Successor).